Related Party Transactions - Schedule of Represented Related Parties (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Amounts due to related parties
Amounts due to related parties	$ 240,309	$ 316,039
Jingzhu Ding [Member]
Amounts due to related parties
Amounts due to related parties	32,529	66,966
Wuxi Kaiteng Mold Factory [Member]
Amounts due to related parties
Amounts due to related parties	$ 207,780	$ 249,073